Interests in subsidiaries	12 Months Ended
Dec. 31, 2023
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 28

Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS AG

defines its significant subsidiaries

as those entities

that, either individually

or in aggregate, contribute

significantly
to UBS AG’s

financial position or

results of

operations, based

on a number

of criteria, including

the subsidiaries’ equity
and

contribution

to

UBS

AG’s

total

assets

and

profit

or

loss

before

tax,

in

accordance

with

the

requirements

set

by
IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (the SEC).
Individually significant subsidiaries
The table below lists UBS AG’s individually significant subsidiaries as of 31 December 2023. Unless otherwise stated, the subsidiaries listed below

have share capital consisting

solely of ordinary

shares held entirely by

UBS AG

and the proportion
of ownership interest held is equal to the voting

rights held by UBS AG.

The

country

where

the

respective

registered

office

is located

is also

the

principal

place

of business.

UBS

AG operates
through a

global branch

network and

a significant

proportion of

its business

activity is

conducted outside

Switzerland,
including in the UK,

the US, Singapore, the Hong

Kong SAR and other countries. UBS

Europe SE has branches

and offices
in a number of EU Member

States, including Germany, Italy, Luxembourg,

France and Spain. Share

capital is provided in
the currency of the legally registered office.

Individually significant subsidiaries of

UBS AG as of 31 December 2023
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Items USD 2,900.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect subsidiaries

of UBS AG.

2 Consists of common

share capital of

USD
1,000

and non-voting preferred

share capital of

USD
2,900,000,000
.

3 Consists of common

share capital of
USD 100,000

and non-voting preferred share capital of USD
1,283,000,000 .
Other subsidiaries
The table below

lists other direct

and indirect subsidiaries

of UBS AG

that are not

individually significant but

contribute
to

UBS

AG’s

total

assets

and

aggregated

profit

before

tax

thresholds

and

are

thus

disclosed

in

accordance

with
requirements set by the SEC.

Other subsidiaries of UBS AG as of 31

December 2023
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.7 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 2,841.6 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS AG has no individually significant subsidiaries that are SEs.
In 2023 and 2022, UBS

AG did not enter into any

contractual obligation that could

require UBS AG to provide

financial
support to

consolidated SEs.

In addition,

UBS AG

did not

provide support,

financial or

otherwise, to

a consolidated

SE
when UBS

AG was not

contractually obligated

to do so,

nor does

UBS AG currently

have any intention

to do

so in the
future.

Furthermore,

UBS

AG

did

not

provide

support,

financial

or

otherwise,

to

a

previously

unconsolidated

SE

that
resulted in UBS AG controlling the SE during the reporting

period.